Earnings (Loss) Per Share	3 Months Ended
Mar. 31, 2014
Earnings (Loss) Per Share [Abstract]
Earnings (Loss) Per Share

Note 5. Earnings (Loss) Per Share

The Company complies with ASC 260, Earnings Per Share, which requires dual presentation of basic and diluted income (loss) per ordinary share attributable to Stratasys Ltd. for all periods presented. Basic net income (loss) per share is computed by dividing net income (loss) by the weighted average number of shares, outstanding for the reporting periods. Diluted net income per share is computed using the weighted-average number of common shares and the potential dilutive common shares outstanding during the period. Diluted shares outstanding include the dilutive effect of in-the-money options and restricted stock units ("RSUs") using the treasury stock method, as well as, shares held back from issuance in connection with the MakerBot acquisition.

The following table presents a reconciliation of the numerator and denominator of the basic and diluted income (loss) per share computations for the three months ended March 31, 2014 and 2013:

(in thousands, except per share amounts)	Three months ended March 31,
Numerator:	2014	2013
Net income (loss) attributable to Stratasys Ltd.- for the computation of basic
and diluted net income (loss) per share	$4,087	$(15,536)
Denominator:
Weighted average shares - denominator for basic net income (loss) per share	49,273	38,494
Add: Effect of dilutive securities
Additional shares from the assumed exercise of employee stock options and
unvested RSUs	1,312	-
Held back issuable shares in connection with MakerBot acquisition	655	-
Denominator for diluted income (loss) per share	51,240	38,494

Net income (loss) per share attributable to Stratasys Ltd.
Basic	$0.08	$(0.40)
Diluted	$0.08	$(0.40)

The computation of diluted net income (loss) per share excluded stock options to purchase 0.16 million and 3.05 million thousands shares for the three months ended March 31, 2014 and 2013, respectively, because their inclusion would have had an anti-dilutive effect on the diluted net income (loss) per share.